Revenues	12 Months Ended
Dec. 31, 2021
Revenues
Revenues

(14) Revenues

The Company’s revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2021, net revenues were RMB396,799(US$62,266), compared to RMB336,755 during the same period in 2020, representing an increase of RMB60,044 or 17.8%. For further analysis of the factors causing revenue increase, the increase in average sales price caused an increase of RMB39,345, and the sales volume factor made an increase of RMB20,699.

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2021		December 31, 2020	December 31, 2019
	RMB	US$	RMB	RMB
Sales in China	357,396	56,083	309,801	288,066
Sales in other countries (principally Europe, Asia, and North America)	39,403	6,183	26,954	47,554
	396,799	62,266	336,755	335,620

Overseas sales were RMB39,403 (US$6,183) or 9.9% of total revenues, compared with RMB26,954 or 8.0% of total revenues in 2020. The increase in average sales price caused an increase of RMB2,516, and the sales volume factor made an increase of RMB9,933.

The Company’s revenue by significant types of films for 2021, 2020, and 2019 were as follows:

	December 31, 2021			December 31, 2020		December 31, 2019
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	80,288	12,599	20.3%	95,459	28.3%	116,681	34.8%
Printing film	19,239	3,019	4.8%	21,968	6.5%	33,877	10.1%
Metalized film	4,801	753	1.2%	3,927	1.2%	5,493	1.6%
Specialty film	277,336	43,520	69.9%	204,686	60.8%	162,432	48.4%
Base film for other applications	15,135	2,375	3.8%	10,715	3.2%	17,137	5.1%
	396,799	62,266	100.0%	336,755	100.0%	335,620	100.0%

In 2021, sales of specialty films were RMB277,336 (US$43,520) and 69.9% of our total revenues as compared to RMB204,686 and 60.8% in 2020, which was an increase of RMB72,650, or 35.5%, as compared to the same period in 2020. The increase in average sales price caused an increase of RMB13,623, and the sales volume factor made an increase of RMB59,027.